Bank loans (Tables)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Debt Disclosure [Abstract]
Bank loans

	As of March 31,
	2024	2023

Unsecured loan from China Construction Bank wholly repayable within 1 year	$498,600	$218,400
Unsecured loan from China Construction Bank wholly repayable within 1 year	193,900	—
Unsecured loan from Bank of Beijing wholly repayable within 1 year	—	363,773
Unsecured loan from Bank of Beijing wholly repayable within 1 year	—	146,328
Unsecured loan from China Citic Bank wholly repayable within 1 year	—	291,200
Secured loan from China Construction Bank wholly repayable within 1 year	—	338,520
Unsecured loan from Ping An Bank wholly repayable within 1 year	378,798	—
Unsecured loan from Bank of Nanjing wholly repayable within 1 year	277,000	—
Unsecured loan from WeBank wholly repayable within 1 year	213,685	—

Total unsecured bank loan wholly repayable within 1 year	1,561,983	1,358,221

Secured loan from China Construction Bank wholly repayable more than 1 year	325,475	—
Total	$1,887,458	$1,358,221

	As of March 31,
	2022	2021

Unsecured loan from China Construction Bank wholly repayable within 1 year	$257,997	$402,254
Unsecured loan from Bank of Beijing wholly repayable within 1 year	204,032	—
Total unsecured bank loan wholly repayable within 1 year	462,029	402,254

Secured loan from China Construction Bank wholly repayable more than 1 year	366,653	261,251
Total	$828,682	$663,505

Schedule of debt maturity

2025	$1,561,983
2026	325,475
2027	—
2028	—
2029 and thereafter	—
$1,887,458